Employee benefits - Plan assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Employee benefits
Total pension plan assets	$ 478.4	$ 437.3
Cash and cash equivalents
Employee benefits
Total pension plan assets	6.0	3.4
Canadian equity securities
Employee benefits
Total pension plan assets	18.8	18.0
U.S. equity securities
Employee benefits
Total pension plan assets	13.6	13.0
Global equity securities
Employee benefits
Total pension plan assets	0.5	0.4
Government bonds
Employee benefits
Total pension plan assets	7.8	6.7
Corporate bonds
Employee benefits
Total pension plan assets	6.5	7.0
Equity funds
Employee benefits
Total pension plan assets	264.4	221.9
Fixed income funds
Employee benefits
Total pension plan assets	152.9	159.2
Real estate funds
Employee benefits
Total pension plan assets	$ 7.9	$ 7.7